As filed with the Securities and Exchange Commission on March 14, 2012
Registration Nos. 033-12179; 811-05040

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No.	__

Post-Effective Amendment No.	34

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	37

(Check appropriate box or boxes)

TOTAL RETURN US TREASURY FUND, INC.
(Exact Name of Registrant as Specified in Charter)

666 Fifth Avenue, 11th Floor
New York, New York 10103
 (Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code:  (212) 446-5600

R. Alan Medaugh
666 Fifth Avenue, 11th Floor
New York, New York 10103

Copies to:

Edward J. Veilleux
EJV Financial Services LLC
5 Brook Farm Court
Hunt Valley, MD  21030
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/X /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 34 to the Registration Statement of Total Return US Treasury Fund, Inc. (the “Corporation”) hereby incorporates Parts A, B and C from the Corporation’s PEA No. 33 on Form N-1A filed on February 24, 2012.  This PEA No. 34 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 33 to the Corporation’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”), as amended, and the Investment Company Act of 1940, as amended, the Registrant, Total Return U.S. Treasury Fund, Inc. (the “Fund”) certifies that it meets all of the requirements for effectiveness of this amendment to the Fund’s registration statement under Rule 485(b) under the 1933 Act to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on March 14, 2012.

TOTAL RETURN U.S. TREASURY FUND, INC.

By:	/s/ R. Alan Medaugh
R. Alan Medaugh, President

Pursuant to the requirements of the 1933 Act, this Registration Statement for Total Return U.S. Treasury Fund, Inc. has been signed below by the following persons in the capacities on the date(s) indicated:

Signature	Title	Date

/s/ R. Alan Medaugh	Director and President	March 14, 2012
R. Alan Medaugh	(Principal Executive Officer)

/s/ Stephen V. Killorin	Treasurer (Principal Financial	March 14, 2012
Stephen V. Killorin	and Accounting Officer)

*	Chairman and Director
Louis E. Levy

*	Director	/s/ Carl Frischling
W. Murray Jacques		Attorney-in-Fact*
March 14, 2012

*	Director
Edward A. Kuczmarski

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase